Document and Entity Information	Nov. 08, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 08, 2019
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Entity Central Index Key	0001474365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 08, 2019
Document Effective Date	Nov. 08, 2019
Prospectus Date	Jul. 01, 2019
Capital Group Global Equity Fund | Share class
Prospectus:
Trading Symbol	CGLOX
Capital Group International Equity Fund | Share class
Prospectus:
Trading Symbol	CNUSX
Capital Group U.S. Equity Fund | Share class
Prospectus:
Trading Symbol	CUSEX
Capital Group Core Municipal Fund | Share class
Prospectus:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund | Share class
Prospectus:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund | Share class
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund | Share class
Prospectus:
Trading Symbol	CCSTX
Capital Group Core Bond Fund | Share class
Prospectus:
Trading Symbol	CCBPX